Segment Information - Additional Information (Details) - Segment		4 Months Ended	6 Months Ended	12 Months Ended
	Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Line Items]
Number of reportable segments	1	1
OHB Pediatrics Ltd [Member]
Segment Reporting [Line Items]
Number of reportable segments			1	1
Number of Operating Segments			1	1
Segment Reporting, Expense Information Used by CODM, Description			Operating segments are defined as components of an entity for which separate financial information is available and regularly reviewed by the CODM in determining how to allocate resources and assess performance. The Company’s CODM is the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company has one reportable segment.	Operating segments are defined as components of an entity for which separate financial information is available and regularly reviewed by the CODM in determining how to allocate resources and assess performance. The Company’s CODM is the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one reportable segment.